Premises and Equipment - Additional Information (FY) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 10, 2021	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation			$ 2.3	$ 2.5	$ 3.9
Aircraft
Property, Plant and Equipment [Line Items]
Percent of asset acquired	12.50%	12.50%		12.50%
Plant and equipment, useful life		5 years	5 years